Description of Organization and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Net loss			$ 1,739,275	$ (2,831,194)	$ (2,729,602)	$ (18,132,948)
Used cash in operating activity			(1,860,002)	5,745,670	5,542,225	396,482
Accumulated deficit	$ 5,722,812		5,722,812		4,150,511	1,457,152
Angel Studios, Inc. CIK: 0001671941
Significant Accounting Policies [Line Items]
Net loss	13,899,369	$ (25,613,287)	51,269,476	(11,084,442)	(9,012,124)	13,710,708
Used cash in operating activity			(40,082,027)	19,422,221	5,912,192	(11,663,251)
Accumulated deficit	$ 61,257,327		61,257,327		10,073,191	19,239,049
Digital assets					2,961,790	$ 2,846,825		$ 10,600,000
Sale of common stock			26,901,019	$ 7,500,000	7,500,001
Processed from sale of common stock, net of issuance fees			$ 26,700,000		$ 7,500,000
Angel Studios, Inc. CIK: 0001671941 | Subsequent Event
Significant Accounting Policies [Line Items]
Digital assets							$ 20,000,000